EARNINGS PER SHARE - Basic and Diluted Net Income per Common Stock (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Denominator
Weighted average of common stock outstanding - basic (in shares)	392.1	393.5
Weighted average of common stock outstanding - diluted (in shares)	396.3	399.6
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.28	$ 0.59
Earnings per share - diluted (in dollars per share)	$ 0.28	$ 0.59
Class A Shares
Numerator
Net income, basic	$ 109	$ 234
Net income, diluted	$ 109	$ 234
Denominator
Weighted average of common stock outstanding - basic (in shares)	392.1	393.5
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	4.2	6.1
Weighted average of common stock outstanding - diluted (in shares)	396.3	399.6
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.28	$ 0.59
Earnings per share - diluted (in dollars per share)	$ 0.28	$ 0.59
Class B Shares
Numerator
Net income, basic	$ 0	$ 0
Net income, diluted	$ 0	$ 0
Denominator
Weighted average of common stock outstanding - basic (in shares)	0.0	0.0
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	0.0	0.0
Weighted average of common stock outstanding - diluted (in shares)	0.0	0.0
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.28	$ 0.59
Earnings per share - diluted (in dollars per share)	$ 0.28	$ 0.59